LONG-TERM DEBT (Tables)	9 Months Ended	12 Months Ended
	Dec. 02, 2017	Feb. 25, 2017
Schedule of Long-term Debt

The Company’s long-term debt as of December 2, 2017 and February 25, 2017, net of unamortized debt discounts of $260.8 million and $310.0 million, respectively, and deferred financing costs of $83.5 million and $118.2 million, respectively, consisted of the following (in millions):

	December 2, 2017	February 25, 2017
Albertsons Term Loans due 2021 to 2023, interest rate range of 4.10% to 4.46%	$5,619.1	$5,853.0
Albertsons Senior Unsecured Notes due 2024 and 2025, interest rate of 6.625% and 5.750%, respectively	2,475.3	2,473.0
NAI Notes due 2018 to 2031, interest rate range of 6.47% to 8.70%	1,412.2	1,552.2
Safeway Notes due 2019 to 2031, interest rate range of 3.95% to 7.45%	1,266.9	1,368.4
Other Notes Payable, unsecured	206.4	114.9
Mortgage Notes Payable, secured	21.0	22.4

Total debt	11,000.9	11,383.9
Less current maturities	(72.6)	(203.8)

Long-term portion	$10,928.3	$11,180.1

The Company’s long-term debt as of February 25, 2017 and February 27, 2016, net of debt discounts of $310.0 million and $349.2 million, respectively, and deferred financing costs of $118.2 million and $170.6 million, respectively, consisted of the following (in millions):

	February 25, 2017	February 27, 2016
Albertsons Term Loans, due 2021 to 2023, interest range of 3.0% to 3.25% plus LIBOR	$5,853.0	$7,136.6
Albertsons Senior Unsecured Notes due 2024 and 2025, interest rate of 6.625% and 5.750%, respectively	2,473.0	—
Asset-Based Loan Facility, average interest rate of 1.94%	—	311.0
NAI 7.45% Debentures due 2029	554.6	542.9
Albertsons 7.75% Senior Secured Notes due 2022	—	584.7
Safeway 7.25% Debentures due 2031	575.6	574.7
NAI 8.0% Debentures due 2031	357.2	352.0
NAI 6.47% to 7.15% Medium Term Notes due 2017—2028	257.3	251.1
Safeway 5.0% Senior Notes due 2019	270.1	270.7
NAI 8.70% Debentures due 2030	209.0	206.9
NAI 7.75% Debentures due 2026	174.1	170.3
Safeway 7.45% Senior Debentures due 2027	152.7	152.8
Safeway 3.95% Senior Notes due 2020	137.7	137.9
Safeway 4.75% Senior Notes due 2021	131.0	131.1
Safeway 6.35% Notes due 2017	101.3	104.1
Safeway 3.4% Senior Notes due 2016	—	80.0
Other Notes Payable, Unsecured	114.9	154.0
Mortgage Notes Payable, Secured	22.4	23.3

Total debt	11,383.9	11,184.1
Less current maturities	(203.8)	(214.3)

Long-term portion	$11,180.1	$10,969.8

Future Maturities of Long-Term Debt

As of February 25, 2017, the future maturities of long-term debt, excluding debt discounts and deferred financing costs, consisted of the following (in millions):

2017	$202.6
2018	73.5
2019	332.8
2020	201.1
2021	3,302.7
Thereafter	7,699.4

Total	$11,812.1

Schedule of Interest Expense, Net

Interest expense, net consisted of the following (in millions):

	Fiscal 2016	Fiscal 2015	Fiscal 2014
ABL facility, senior secured and unsecured notes, term loans and debentures	$764.3	$777.0	$454.1
Capital lease obligations	106.8	97.0	77.5
Amortization and write off of deferred financing costs	84.4	69.3	65.3
Amortization and write off of debt discount	22.3	12.9	6.8
Other interest expense (income)	26.0	(5.7)	29.5

Total interest expense, net	$1,003.8	$950.5	$633.2